Income Tax (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Provision for Income Taxes

The components of the income tax provision were as follows:

	For the six months ended December 31,
	2025	2024	2023
Current income tax expense	7,123	58,673	47,911
Deferred income tax expense	418	292	149
Total income tax expenses	$7,541	$58,965	$48,060

Schedule of Deferred Taxe Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following:

	As of
	December 31, 2025	June 30, 2025
Deferred tax assets:
Operating lease liabilities	$21,559	$7,067
Total deferred tax assets	$21,559	$7,067
Deferred tax liabilities:
Right of use assets – operating lease	$(21,854)	$(6,944)
Total deferred tax liabilities	$(21,854)	$(6,944)
Deferred tax (liabilities) assets, net	$(295)	$123